SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
SHARE CAPITAL
SHARE CAPITAL

18.SHARE CAPITAL

(a)	Authorized share capital

The Company’s authorized share capital consists of an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

(b)	Warrants

The following summarizes information about shares issuable upon the exercise of warrants outstanding during the year.

	Exercise		December 31,		Contact Gold						December 31,
Expiry date	price		2023		acquisition		Exercised		Expired		2024
December 18, 2026	C$	3.00		28,253,200				(2,713,200)		—		25,540,000
February 23, 2026 (note 13)	C$	7.94		—		315,000		—		—		315,000
Shares issuable upon exercise of warrants				28,253,200		315,000		(2,713,200)		—		25,855,000

Weighted average exercise price			C$	3.00	C$	7.94	C$	3.00	C$	—	C$	3.06

Subsequent to the reporting period, the Company issued 421,500 common shares for proceeds of $1.0 million pursuant to the exercise of warrants and issued 23,392,397 warrants in connection with the acquisition of the Musselwhite Mine (note 28 (d)).